SGI U.S. LARGE CAP EQUITY FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2023 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS - 99.2%
Advertising — 0.7%
Omnicom Group, Inc.	28,600	$2,522,234
Aerospace/Defense — 0.5%
General Dynamics Corp.	10,300	2,103,054
Airlines — 2.3%
Delta Air Lines, Inc.	117,800	4,279,674
United Airlines Holdings, Inc.	93,400	4,433,231
		8,712,905
Banks — 2.5%
Bank of New York Mellon Corp, (The)	158,000	6,351,600
Fifth Third Bancorp	32,455	787,683
JPMorgan Chase & Co.	18,961	2,573,197
		9,712,480
Beverages — 0.2%
Monster Beverage Corp.	15,800	926,196
Biotechnology — 8.3%
Gilead Sciences, Inc.	120,800	9,294,352
Incyte Corp.	125,600	7,730,680
Royalty Pharma PLC, Class A, (United Kingdom)	135,200	4,426,448
United Therapeutics Corp.	6,400	1,342,336
Vertex Pharmaceuticals, Inc.	28,336	9,168,679
		31,962,495
Building Materials — 0.2%
Carrier Global Corp.	18,500	756,650
Commercial Services — 1.1%
Automatic Data Processing, Inc.	20,200	4,221,598
Computers — 1.7%
Accenture PLC, Class A, (Ireland)	21,500	6,577,280
Distribution & Wholesale — 3.4%
Copart, Inc.	73,000	6,394,070
Fastenal Co.	15,100	813,135
LKQ Corp.	69,400	3,660,850
WW Grainger, Inc.	2,800	1,817,256
		12,685,311
Distributors — 0.2%
Genuine Parts Co.	6,100	908,473
Diversified Financial Services — 1.0%
Interactive Brokers Group, Inc., Class A	12,300	949,929
LPL Financial Holdings, Inc.	14,868	2,895,989
		3,845,918
Electric — 5.1%
American Electric Power Co., Inc.	13,400	1,113,808
CMS Energy Corp.	23,800	1,379,924
Consolidated Edison, Inc.	9,300	867,690
DTE Energy Co.	37,100	3,991,960
Evergy, Inc.	60,400	3,494,140
PPL Corp.	134,700	3,529,140
WEC Energy Group, Inc.	11,200	978,320
Xcel Energy, Inc.	66,200	4,322,198
		19,677,180
Electronics — 1.2%
Jabil, Inc.	10,207	913,731
Keysight Technologies, Inc.	22,100	3,575,780
		4,489,511
Environmental Control — 0.7%
Waste Management, Inc.	17,100	2,768,832
Food — 9.4%
ConAgra Foods, Inc.	28,400	990,308
Hershey Co., (The)	44,300	11,504,710
Kellogg Co.	24,400	1,629,188
Kroger Co., (The)	115,400	5,231,082
Lamb Weston Holdings, Inc.	87,939	9,778,817
Mondelez International, Inc., Class A	32,400	2,378,484
Sysco Corp.	64,000	4,476,800
		35,989,389
Gas — 0.5%
NiSource, Inc.	73,500	1,976,415
Grain and Oilseed Milling — 0.2%
Archer-Daniels-Midland Co.	10,000	706,500
Hand & Machine Tools — 0.8%
Snap-on, Inc.	12,348	3,072,923
Health Care Providers & Services — 0.9%
Anthem, Inc.	7,300	3,269,086
Healthcare-Products — 0.8%
IDEXX Laboratories, Inc.	6,222	2,891,799
Healthcare-Services — 5.0%
Humana, Inc.	1,700	853,179
Laboratory Corp. of America Holdings	3,600	765,108
Molina Healthcare, Inc.	29,101	7,970,764
UnitedHealth Group, Inc.	19,697	9,597,166
		19,186,217
Household Products/Wares — 1.4%
Kimberly-Clark Corp.	39,300	5,277,204
Industrial Machinery Manufacturing — 0.3%
Applied Materials, Inc.	7,900	1,053,070
Insurance — 5.6%
American International Group, Inc.	30,800	1,627,164
Arch Capital Group Ltd.	79,400	5,534,180
Chubb Ltd., (Switzerland)	6,000	1,114,800
MetLife, Inc.	31,800	1,575,690
Progressive Corp., (The)	71,563	9,153,623
Prudential Financial, Inc.	31,800	2,502,342
		21,507,799
Insurance Carriers — 0.4%
Cigna Group, (The)	2,800	692,748
Globe Life, Inc.	7,331	756,413
		1,449,161
Internet — 3.1%
Alphabet, Inc., Class A	57,500	7,065,025
GoDaddy, Inc., Class A	64,000	4,696,320
		11,761,345
Media — 0.9%
Fox Corp., Class A	111,500	3,478,800
Miscellaneous Manufacturing — 0.6%
Teledyne Technologies, Inc.	5,900	2,293,035
Multi-Utilities — 0.5%
CenterPoint Energy, Inc.	71,700	2,022,657
Oil & Gas — 3.4%
Chevron Corp.	25,200	3,795,624
Marathon Petroleum Corp.	42,300	4,437,693
Valero Energy Corp.	47,000	5,030,880
		13,264,197
Packaging & Containers — 0.2%
Packaging Corp of America	5,700	706,971
Pharmaceuticals — 12.3%
AbbVie, Inc.	39,324	5,425,139
AmerisourceBergen Corp.	46,703	7,946,515
Bristol-Myers Squibb Co.	134,900	8,692,956
Eli Lilly & Co.	5,779	2,481,850
McKesson Corp.	15,700	6,136,188
Merck & Co., Inc.	83,814	9,253,904
Pfizer, Inc.	196,200	7,459,524
		47,396,076
REITS — 3.7%
Camden Property Trust	47,400	4,951,878
Kimco Realty Corp.	158,941	2,921,335
Public Storage	15,886	4,500,504
Simon Property Group, Inc.	18,700	1,966,305
		14,340,022
Retail — 4.3%
Costco Wholesale Corp.	1,700	869,652
McDonald’s Corp.	20,262	5,776,899
TJX Cos, Inc., (The)	23,000	1,766,170
Wal-Mart Stores, Inc.	14,100	2,070,867
Yum! Brands, Inc.	47,100	6,061,299
		16,544,887
Semiconductors — 1.6%
Broadcom, Inc.	7,600	6,140,496
Software — 10.3%
Adobe Systems, Inc.	17,100	7,144,209
Electronic Arts, Inc.	57,721	7,388,288
Fiserv, Inc.	38,100	4,274,439
HubSpot, Inc.	1,759	911,144
Intuit, Inc.	10,000	4,191,200
Microsoft Corp.	40,400	13,266,956
Roper Technologies, Inc.	5,700	2,589,054
		39,765,290
Specialty Retail — 0.2%
Ulta Beauty, Inc.	1,900	778,677
Support Activities for Mining — 0.5%
Targa Resources Corp.	30,100	2,048,305
Telecommunications — 3.0%
Arista Networks, Inc.	6,200	1,031,308
AT&T, Inc.	52,100	819,533
Cisco Systems, Inc.	194,465	9,659,078
		11,509,919
Transportation — 0.2%
Expeditors International of Washington, Inc.	7,300	805,263
TOTAL COMMON STOCKS
(Cost $348,565,165)		381,105,620
SHORT-TERM INVESTMENTS - 0.8%
U.S. Bank Money Market Deposit Account, 5.00% (a)	3,226,219	3,226,219
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,226,219)		3,226,219
TOTAL INVESTMENTS - 100.0%
(Cost $351,791,384)		384,331,839
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%		176,604
NET ASSETS - 100.0%		$384,508,443

*	Non-income producing security.
(a)	The rate shown is as of May 31, 2023.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the portfolio of investments.

SGI U.S. LARGE CAP EQUITY FUND
NOTES TO THE PORTFOLIO OF INVESTMENTS
MAY 31, 2023 (UNAUDITED)

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.

• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2023, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SGI U.S. LARGE CAP EQUITY FUND
Common Stocks	$381,105,620	$381,105,620	$-	$-
Short-Term Investments	3,226,219	3,226,219	-	-
Total Investments*	$384,331,839	$384,331,839	$-	$-

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 purchases, sales, or transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.